Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ (1,464,975)	$ (1,190,184)	$ (682,508)
Operating Income (Loss)	$ 531,725	$ 245,766	$ (185,353)